UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: November 30, 2024

Date of reporting period: November 30, 2024

Item 1. Report to Stockholders.

CCM Global Equity ETF Ticker: CCMG Listed on: NYSE Arca, Inc.	November 30, 2024 Annual Shareholder Report https://ccm-etf.com

This annual shareholder report contains important information about the CCM Global Equity ETF (the “Fund”) for the period of January 17, 2024 to November 30, 2024 (the “Period”). You can find additional information about the Fund at https://ccm-etf.com. You can also request this information by contacting us at (215) 330-4476. This report describes changes to the Fund that occurred during the Period.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$22	0.23%

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT

AVERAGE CUMULATIVE RETURNS
Since Inception (1/17/2024)
CCM Global Equity ETF - NAV	17.67%
MSCI ACWI All Cap Index	22.34%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Visit https://ccm-etf.com for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
As a diversified global equity fund that provides exposure to large-, mid-, and small-cap stocks both domestically and internationally, the Fund benefited from the favorable return environment, with global equity markets broadly higher for the Period. U.S. stocks performed best, led by strong gains from large growth-oriented companies such as NVIDIA.
The Fund’s focus on profitable companies selling at attractive valuations contributed to its underperformance relative to its benchmark, the MSCI ACWI All Cap Index, as investors’ willingness to pay higher prices for growth stocks increased, driving up their valuations.
The strong performance of growth stocks during the Period drove the increase in the price-to-free cash flow (“P/FCF”) ratio for the Index, which rose from 26.3 at the end of January 2024 to 29.5 at the end of May 2024—a 12.2% increase in the price paid per dollar of profits. By comparison, the Fund’s P/FCF ratio rose only by 8% over the same period; the 4.2% difference accounts for the Fund’s underperformance relative to the Index.

Annual Shareholder Report: November 30, 2024

CCM Global Equity ETF Ticker: CCMG Listed on: NYSE Arca, Inc.	November 30, 2024 Annual Shareholder Report https://ccm-etf.com

KEY FUND STATISTICS (as of Period End)
Net Assets	$967,618,001	Advisory Fees	$2,565,831
# of Portfolio Holdings	209	Fees Waived and/or Expenses Reimbursed	$(833,536)
Portfolio Turnover Rate*	72%	Net Advisory Fees Paid	$1,732,295
*Excludes impact of in-kind transactions.

GLOBAL WEIGHTING (as a % of Net Assets)
United States	64.8%
Developed Markets ex-United States	25.6%
Emerging Markets	9.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Avantis U.S. Small Cap Value ETF	10.7%
Vanguard FTSE Developed Markets ETF	9.9%
iShares Core MSCI International Developed Markets ETF	9.8%
Vanguard FTSE Emerging Markets ETF	5.6%
Avantis Real Estate ETF	5.0%
Avantis International Small Cap Value ETF	4.9%
Avantis Emerging Markets Value ETF	3.8%
Apple, Inc.	2.6%
Exxon Mobil Corp.	1.0%
Home Depot, Inc.	1.0%
Material Fund Changes
This is a summary of certain changes to the Fund since January 17, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 31, 2025, at https://ccm-etf.com or by calling (215) 330-4476.
Effective July 18, 2024, the Fund’s Board of Trustees reduced the Fund’s management fee to 0.33% of the Fund’s average daily net assets.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://ccm-etf.com. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: November 30, 2024

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 11/30/2024
(a) Audit Fees	$7,250
(b) Audit-Related Fees	N/A
(c)Tax Fees	$1,750
(d) All Other Fees	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction..

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.
(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.
(a)

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS
November 30, 2024

COMMON STOCKS - 50.1%	Shares	Value
Advertising - 0.3%
Interpublic Group of Cos., Inc.	32,600	$1,004,406
Omnicom Group, Inc.	16,448	1,724,079
		2,728,485

Aerospace & Defense - 1.4%
L3Harris Technologies, Inc.	13,113	3,229,076
Lockheed Martin Corp.	10,446	5,530,217
Northrop Grumman Corp.	7,377	3,612,148
Textron, Inc.	17,247	1,476,861
		13,848,302

Agricultural & Farm Machinery - 0.1%
AGCO Corp.	3,776	382,169
Toro Co.	4,086	355,809
		737,978

Agricultural Products & Services - 0.0%(a)
Ingredion, Inc.	2,932	432,001

Air Freight & Logistics - 0.9%
CH Robinson Worldwide, Inc.	10,899	1,150,716
Expeditors International of Washington, Inc.	13,794	1,677,902
United Parcel Service, Inc. - Class B	41,365	5,614,058
		8,442,676

Alternative Carriers - 0.1%
Liberty Global Ltd. - Class A (b)	33,697	476,139
Liberty Global Ltd. - Class C (b)	32,321	472,533
		948,672

Apparel Retail - 0.2%
Ross Stores, Inc.	13,677	2,118,157

Apparel, Accessories & Luxury Goods - 0.5%
Carter's, Inc.	13,306	726,109
Columbia Sportswear Co.	8,000	697,920

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024

COMMON STOCKS - 50.1% (CONTINUED)	Shares	Value
Apparel, Accessories & Luxury Goods - 0.5% (Continued)
PVH Corp.	6,201	$672,002
Ralph Lauren Corp.	3,668	848,775
Tapestry, Inc.	24,933	1,552,827
VF Corp.	17,865	361,409
		4,859,042

Application Software - 0.1%
Dropbox, Inc. - Class A (b)	19,467	538,457

Automotive Parts & Equipment - 0.1%
Gentex Corp.	20,833	636,656

Automotive Retail - 1.2%
AutoNation, Inc. (b)	4,305	770,121
AutoZone, Inc. (b)	1,489	4,719,445
Murphy USA, Inc.	1,566	857,855
O'Reilly Automotive, Inc. (b)	4,056	5,042,500
Penske Automotive Group, Inc.	2,618	436,002
		11,825,923

Biotechnology - 1.6%
AbbVie, Inc.	22,809	4,172,450
Amgen, Inc.	19,240	5,442,419
Gilead Sciences, Inc.	58,504	5,416,300
		15,031,169

Broadcasting - 0.3%
Fox Corp. - Class A	23,879	1,125,179
Fox Corp. - Class B	17,525	783,893
Nexstar Media Group, Inc.	3,555	606,447
		2,515,519

Broadline Retail - 0.6%
Dillard's, Inc. - Class A	1,915	848,575
eBay, Inc.	57,905	3,664,807
Kohl's Corp.	39,741	594,923
Macy's, Inc.	40,326	654,894
		5,763,199

Building Products - 1.1%
A.O. Smith Corp.	10,858	808,813
Allegion PLC	3,622	510,123

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024

COMMON STOCKS - 50.1% (CONTINUED)	Shares	Value
Building Products - 1.1% (Continued)
Builders FirstSource, Inc. (b)	12,534	$2,337,215
Carlisle Cos., Inc.	3,039	1,387,911
Fortune Brands Innovations, Inc.	7,428	581,612
Johnson Controls International PLC	27,962	2,344,893
Masco Corp.	20,473	1,649,305
Owens Corning	4,826	992,322
		10,612,194

Cable & Satellite - 0.6%
Comcast Corp. - Class A	138,080	5,963,675

Cargo Ground Transportation - 0.1%
Landstar System, Inc.	3,082	573,005

Casinos & Gaming - 0.1%
Boyd Gaming Corp.	5,836	430,989
MGM Resorts International (b)	19,547	749,432
		1,180,421

Commodity Chemicals - 0.6%
Dow, Inc.	71,181	3,146,912
LyondellBasell Industries NV - Class A	28,332	2,361,189
Olin Corp.	17,094	728,033
		6,236,134

Communications Equipment - 0.8%
Cisco Systems, Inc.	122,308	7,241,857
Juniper Networks, Inc.	15,735	565,201
		7,807,058

Computer & Electronics Retail - 0.2%
Best Buy Co., Inc.	23,916	2,152,440

Construction & Engineering - 0.1%
AECOM	6,303	737,262

Construction Machinery & Heavy Transportation Equipment - 1.0%
Allison Transmission Holdings, Inc.	5,578	660,993
Caterpillar, Inc.	13,618	5,530,406
Cummins, Inc.	8,534	3,200,591
		9,391,990

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024

COMMON STOCKS - 50.1% (CONTINUED)	Shares	Value
Construction Materials - 0.1%
Eagle Materials, Inc.	1,906	$588,802

Consumer Staples Merchandise Retail - 0.5%
Target Corp.	35,014	4,632,702

Copper - 0.0%(a)
Southern Copper Corp.	3,607	361,973

Data Processing & Outsourced Services - 0.0%(a)
Genpact Ltd.	10,045	463,677

Distillers & Vintners - 0.2%
Constellation Brands, Inc. - Class A	8,583	2,068,074

Distributors - 0.1%
Genuine Parts Co.	10,960	1,388,961

Diversified Chemicals - 0.1%
Huntsman Corp.	28,977	567,370

Education Services - 0.1%
Grand Canyon Education, Inc. (b)	5,023	826,736

Electrical Components & Equipment - 0.4%
Acuity Brands, Inc.	1,811	580,770
Emerson Electric Co.	28,329	3,756,425
		4,337,195

Electronic Manufacturing Services - 0.1%
Jabil, Inc.	9,015	1,224,507

Fertilizers & Agricultural Chemicals - 0.2%
CF Industries Holdings, Inc.	16,618	1,489,970
FMC Corp.	7,656	452,393
Scotts Miracle-Gro Co.	4,407	339,736
		2,282,099

Food Distributors - 0.2%
Sysco Corp.	27,157	2,094,076

Food Retail - 0.2%
Kroger Co.	35,927	2,194,421

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024

COMMON STOCKS - 50.1% (CONTINUED)	Shares	Value
Footwear - 0.1%
Crocs, Inc. (b)	5,507	$581,539

Forest Products - 0.1%
Louisiana-Pacific Corp.	7,106	839,929

Gold - 0.3%
Newmont Corp.	61,983	2,599,567

Health Care Distributors - 0.9%
Cardinal Health, Inc.	23,037	2,816,043
McKesson Corp.	9,967	6,264,259
		9,080,302

Health Care Equipment - 0.6%
Hologic, Inc. (b)	9,722	772,899
Medtronic PLC	62,908	5,444,058
		6,216,957

Health Care Facilities - 0.6%
HCA Healthcare, Inc.	14,375	4,703,788
Universal Health Services, Inc. - Class B	4,291	879,655
		5,583,443

Health Care Services - 1.1%
Cigna Group	17,181	5,803,742
DaVita, Inc. (b)	5,813	965,946
Labcorp Holdings, Inc.	5,543	1,336,750
Premier, Inc. - Class A	34,448	788,859
Quest Diagnostics, Inc.	9,969	1,621,558
		10,516,855

Home Furnishings - 0.1%
Mohawk Industries, Inc. (b)	2,981	413,852
Tempur Sealy International, Inc.	13,921	779,298
		1,193,150

Home Improvement Retail - 1.6%
Home Depot, Inc.	20,571	8,827,633
Lowe's Cos., Inc.	22,812	6,214,673
		15,042,306

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024

COMMON STOCKS - 50.1% (CONTINUED)	Shares	Value
Homebuilding - 0.8%
Lennar Corp. - Class A	13,790	$2,404,838
Lennar Corp. - Class B	2,494	411,086
NVR, Inc. (b)	226	2,087,241
PulteGroup, Inc.	14,879	2,012,682
Toll Brothers, Inc.	7,274	1,201,447
		8,117,294

Homefurnishing Retail - 0.2%
RH (b)	1,049	404,012
Williams-Sonoma, Inc.	11,290	1,942,106
		2,346,118

Hotels, Resorts & Cruise Lines - 0.8%
Booking Holdings, Inc.	1,234	6,419,243
Choice Hotels International, Inc. (c)	1,846	279,189
Travel + Leisure Co.	10,866	607,084
Wyndham Hotels & Resorts, Inc.	4,419	433,857
		7,739,373

Household Products - 1.9%
Clorox Co.	8,130	1,359,092
Colgate-Palmolive Co.	46,548	4,497,933
Kimberly-Clark Corp.	24,288	3,384,533
Procter & Gamble Co.	49,028	8,788,759
Spectrum Brands Holdings, Inc.	3,666	337,089
		18,367,406

Housewares & Specialties - 0.1%
Newell Brands, Inc.	55,915	536,225

Human Resource & Employment Services - 0.6%
Automatic Data Processing, Inc.	12,833	3,938,833
ManpowerGroup, Inc.	11,338	729,827
Robert Half, Inc.	10,775	803,923
		5,472,583

Industrial Conglomerates - 1.2%
3M Co.	41,640	5,560,189
Honeywell International, Inc.	28,038	6,530,892
		12,091,081

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024

COMMON STOCKS - 50.1% (CONTINUED)	Shares	Value
Industrial Machinery & Supplies & Components - 0.7%
Illinois Tool Works, Inc.	17,432	$4,837,729
Lincoln Electric Holdings, Inc.	2,074	453,127
Snap-on, Inc.	2,903	1,073,210
		6,364,066

Integrated Oil & Gas - 1.7%
Chevron Corp.	45,188	7,317,293
Exxon Mobil Corp.	79,920	9,427,363
		16,744,656

Integrated Telecommunication Services - 0.7%
AT&T, Inc.	270,865	6,273,234
Sunrise Communications AG - ADR (b)	13,189	639,798
		6,913,032

Internet Services & Infrastructure - 0.3%
GoDaddy, Inc. - Class A (b)	6,333	1,251,211
VeriSign, Inc. (b)	7,775	1,455,324
		2,706,535

IT Consulting & Other Services - 0.5%
Amdocs Ltd.	11,745	1,018,527
Cognizant Technology Solutions Corp. - Class A	41,927	3,374,704
DXC Technology Co. (b)	31,824	716,040
		5,109,271

Leisure Products - 0.1%
Brunswick Corp./DE	7,341	591,024

Life Sciences Tools & Services - 0.1%
Mettler-Toledo International, Inc. (b)	974	1,218,669

Managed Health Care - 0.6%
Elevance Health, Inc.	13,264	5,397,917

Motorcycle Manufacturers - 0.0%(a)
Harley-Davidson, Inc.	8,181	275,127

Oil & Gas Equipment & Services - 0.3%
Baker Hughes Co.	55,485	2,438,566

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024

COMMON STOCKS - 50.1% (CONTINUED)	Shares	Value
Oil & Gas Exploration & Production - 1.0%
ConocoPhillips	14,623	$1,584,218
Diamondback Energy, Inc.	14,813	2,630,641
EOG Resources, Inc.	43,778	5,833,856
		10,048,715

Oil & Gas Refining & Marketing - 1.7%
Marathon Petroleum Corp.	35,698	5,574,243
Phillips 66	41,974	5,623,677
Valero Energy Corp.	35,742	4,970,997
		16,168,917

Oil & Gas Storage & Transportation - 0.4%
Antero Midstream Corp.	40,188	641,802
Kinder Morgan, Inc.	127,520	3,604,991
		4,246,793

Other Specialty Retail - 0.4%
Bath & Body Works, Inc.	25,549	925,896
Dick's Sporting Goods, Inc.	5,509	1,141,685
Ulta Beauty, Inc. (b)	4,709	1,820,688
		3,888,269

Packaged Foods & Meats - 1.6%
Conagra Brands, Inc.	25,177	693,626
Flowers Foods, Inc.	19,681	445,184
General Mills, Inc.	46,856	3,104,679
Hershey Co.	7,365	1,297,198
Hormel Foods Corp.	13,642	442,410
J M Smucker Co.	8,029	945,736
Kraft Heinz Co.	66,961	2,140,743
Mondelez International, Inc. - Class A	77,519	5,034,859
Post Holdings, Inc. (b)	3,548	427,463
Tyson Foods, Inc. - Class A	17,478	1,127,331
		15,659,229

Paper & Plastic Packaging Products & Materials - 0.4%
Amcor PLC	138,696	1,475,726
International Paper Co.	30,557	1,797,668
Sealed Air Corp.	7,164	262,202
Sonoco Products Co.	6,366	330,268
		3,865,864

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024

COMMON STOCKS - 50.1% (CONTINUED)	Shares	Value
Pharmaceuticals - 2.5%
Bristol-Myers Squibb Co.	102,500	$6,070,050
Johnson & Johnson	49,987	7,748,485
Merck & Co., Inc.	49,454	5,026,505
Pfizer, Inc.	215,568	5,650,037
		24,495,077

Rail Transportation - 1.6%
CSX Corp.	155,317	5,676,836
Norfolk Southern Corp.	11,604	3,200,964
Union Pacific Corp.	25,302	6,190,387
		15,068,187

Research & Consulting Services - 0.0%(a)
Science Applications International Corp.	2,988	371,259

Restaurants - 1.0%
Darden Restaurants, Inc.	9,754	1,719,338
Domino's Pizza, Inc.	1,564	744,761
McDonald's Corp.	15,299	4,528,657
Wendy's Co.	24,128	442,990
Yum! Brands, Inc.	14,400	2,000,736
		9,436,482

Semiconductor Materials & Equipment - 0.7%
Lam Research Corp.	74,286	5,488,250
Teradyne, Inc.	7,969	876,590
		6,364,840

Semiconductors - 0.6%
Analog Devices, Inc.	16,674	3,635,765
Qorvo, Inc. (b)	14,678	1,013,516
Skyworks Solutions, Inc.	16,830	1,474,140
		6,123,421

Soft Drinks & Non-alcoholic Beverages - 0.9%
Coca-Cola Co.	71,200	4,562,496
PepsiCo, Inc.	26,370	4,310,177
		8,872,673

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024

COMMON STOCKS - 50.1% (CONTINUED)	Shares	Value
Specialized Consumer Services - 0.2%
H&R Block, Inc.	14,778	$876,040
Service Corp. International/US	9,817	869,688
		1,745,728

Specialty Chemicals - 0.2%
Ashland, Inc.	3,032	236,678
Celanese Corp.	5,431	397,604
Eastman Chemical Co.	11,827	1,238,523
NewMarket Corp.	836	446,056
		2,318,861

Steel - 0.9%
Cleveland-Cliffs, Inc. (b)	44,908	559,105
Nucor Corp.	26,086	4,035,243
Reliance, Inc.	4,789	1,538,418
Steel Dynamics, Inc.	15,178	2,204,908
		8,337,674

Systems Software - 0.1%
Dolby Laboratories, Inc. - Class A	6,478	507,357
Gen Digital, Inc.	27,885	860,252
		1,367,609

Technology Distributors - 0.2%
Arrow Electronics, Inc. (b)	6,133	736,942
CDW Corp./DE	6,296	1,107,655
		1,844,597

Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	107,945	25,618,588
HP, Inc.	111,140	3,937,690
NetApp, Inc.	17,651	2,164,719
		31,720,997

Tobacco - 1.3%
Altria Group, Inc.	100,089	5,779,139
Philip Morris International, Inc.	49,234	6,551,076
		12,330,215

Transaction & Payment Processing Services - 0.9%
Corpay, Inc. (b)	5,081	1,936,776
Euronet Worldwide, Inc. (b)	6,103	641,608

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024

COMMON STOCKS - 50.1% (CONTINUED)	Shares	Value
Transaction & Payment Processing Services - 0.9% (Continued)
Fidelity National Information Services, Inc.	43,196	$3,684,619
Global Payments, Inc.	19,494	2,319,006
		8,582,009
TOTAL COMMON STOCKS (Cost $439,556,416)		485,051,415

EXCHANGE TRADED FUNDS - 49.7%
Avantis Emerging Markets Value ETF	745,078	36,560,977
Avantis International Small Cap Value ETF	697,427	47,132,117
Avantis Real Estate ETF	1,044,783	47,937,883
Avantis U.S. Small Cap Value ETF	986,326	104,047,530
iShares Core MSCI International Developed Markets ETF	1,399,710	94,718,376
Vanguard FTSE Developed Markets ETF	1,899,362	95,537,908
Vanguard FTSE Emerging Markets ETF	1,200,199	54,693,068
TOTAL EXCHANGE TRADED FUNDS (Cost $430,886,424)		480,627,859

SHORT-TERM INVESTMENTS - 0.1%
Investments Purchased with Proceeds from Securities Lending - 0.0%(a)
First American Government Obligations Fund - Class X, 4.56% (d)	269,553	269,553

Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.56% (d)	1,068,800	1,068,800
TOTAL SHORT-TERM INVESTMENTS (Cost $1,338,353)		1,338,353

TOTAL INVESTMENTS - 99.9% (Cost $871,781,193)		$967,017,627
Other Assets in Excess of Liabilities - 0.1%		600,374
TOTAL NET ASSETS - 100.0%		$967,618,001

Percentages are stated as a percent of net assets.	–%
ADR - American Depositary Receipt
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of November 30, 2024. The total market value of these securities was $265,124 which represented less than 0.03% of net assets.
(d)	The rate shown represents the 7-day annualized effective yield as of November 30, 2024.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

CCM GLOBAL EQUITY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2024
(b) Not applicable

CCM GLOBAL EQUITY ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2024

Assets:
Investments in securities, at value(1) (See Note 2)	$967,017,627
Dividends and interest receivable	1,063,728
Securities lending income receivable (See Note 4)	795
Total assets	968,082,150

Liabilities:
Accrued investment advisory fees, net (See Note 3)	194,596
Due to securities lending agent (See Note 4)	269,553
Total liabilities	464,149
Net Assets	$967,618,001

Net Assets Consist of:
Paid-in capital	$885,681,149
Total distributable earnings (accumulated deficit)	81,936,852
Net Assets:	$967,618,001

Calculation of Net Asset Value Per Share:
Net Assets	$967,618,001
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	33,340,000
Net Asset Value per Share	$29.02

Cost of Investments in Securities	$871,781,193

(1) Includes loaned securities with a value of	$265,124

The accompanying notes are an integral part of these financial statements.

CCM GLOBAL EQUITY ETF
STATEMENT OF OPERATIONS
For the Period Ended November 30, 2024 (1)

Investment Income:
Dividend income (net of foreign withholding tax of $2,007)	$15,355,110
Interest income	106,390
Securities lending income, net (See Note 4)	35,023
Total investment income	15,496,523

Expenses:
Investment advisory fees (See Note 3)	2,565,831
Less: Reimbursement of expenses from Advisor (See Note 3)	(833,536)
Net expenses	1,732,295

Net Investment Income (Loss)	13,764,228

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments	326,861,442
326,861,442
Net change in unrealized appreciation (depreciation) on:
Investments	95,236,434
95,236,434
Net realized and unrealized gain (loss) on investments:	422,097,876
Net Increase (Decrease) in Net Assets Resulting from Operations	$435,862,104

(1) The Fund commenced operations on January 17, 2024.

The accompanying notes are an integral part of these financial statements.

CCM GLOBAL EQUITY ETF
STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended November 30, 2024(1)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$13,764,228
Net realized gain (loss) on investments	326,861,442
Net change in unrealized appreciation (depreciation) on investments	95,236,434
Net increase (decrease) in net assets resulting from operations	435,862,104

Distributions to Shareholders:
Distributable earnings	(12,135,330)
Total distributions to shareholders	(12,135,330)

Capital Share Transactions:
Proceeds from shares sold	1,417,927,314
Payments for shares redeemed	(874,036,087)
Net increase (decrease) in net assets derived from net change in capital share transactions	543,891,227
Net Increase (Decrease) in Net Assets	967,618,001

Net Assets:
Beginning of period	—
End of period	$967,618,001

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—
Shares sold	65,980,000
Shares repurchased	(32,640,000)
Shares outstanding, end of period	33,340,000

(1) The Fund commenced operations on January 17, 2024.
The accompanying notes are an integral part of these financial statements.

CCM GLOBAL EQUITY ETF
FINANCIAL HIGHLIGHTS

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income (Loss)	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses(3)(4)(5)	Gross Expenses(3)(5)	Net Investment Income (Loss)(3)	Portfolio Turnover Rate(6)
For the Period January 17, 2024(7) to November 30, 2024	$25.00	0.43	3.97	4.40	(0.38)	(0.38)	$29.02	17.67%	$967,618	0.23%	0.33%	1.79%	72%

(1) Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2) All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3) For periods of less than one year, these ratios are annualized.
(4) Net expenses include effects of any reimbursement or recoupment.
(5) Net and gross expense do not include expenses of the investment companies in which the Fund invests.
(6) Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes the impact of in-kind transactions.
(7) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

CCM GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2024

NOTE 1 – ORGANIZATION

CCM Global Equity ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered non-diversified under the 1940 Act. The Fund commenced operations on January 17, 2024. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek long-term capital appreciation. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

As part of the Fund’s commencement of operations on January 17, 2024, the Fund received an in-kind contribution from accounts managed by the Sub-Adviser, which consisted of $767,314,164 of securities which were recorded at their current value to align the Fund’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of January 17, 2024, was $469,609,909, resulting in net unrealized appreciation on investments of $297,704,255 as of that date. As a result of the in-kind contribution, the Fund issued 30,690,000 shares at a $25.00 per share net asset value.

Shares of the Fund are listed and traded on NYSE Arca, Inc (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is November 30, 2024, and the period covered by these Notes to Financial Statements is from January 17, 2024 to November 30, 2024 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale

CCM GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2024

price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of the current fiscal period, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

CCM GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2024

The following is a summary of the fair value classification of the Fund’s investments as of current fiscal period:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$485,051,415	$—	$—	$485,051,415
Exchange Traded Funds	480,627,859	—	—	480,627,859
Investments Purchased with Proceeds from Securities Lending	269,553	—	—	269,553
Money Market Funds	1,068,800	—	—	1,068,800
Total Investments in Securities	$967,017,627	$—	$—	$967,017,627

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

D.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an

CCM GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2024

accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for the Fund are declared and paid on a quarterly basis and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

G.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. For the current fiscal period, the following table shows the reclassifications made:

Distributable Earnings	Paid-in Capital
$(341,789,922)	$341,789,922

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.The Fund’s investment adviser has contractually agreed to waive receipt of its management fees to the extent necessary to offset Acquired Fund Fees and Expenses (“AFFE”). The Fee Waiver Agreement will remain in place until January 31, 2026 unless terminated sooner by the Trustees. Effective July 18, 2024, per the Advisory Agreement, the Fund

CCM GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2024

pays an annual rate of 0.33% to the Adviser monthly based on average daily net assets. Prior to July 18, 2024, per the Advisory Agreement, the Fund paid an annual rate of 0.34% to the Adviser monthly based on average daily net assets.

CCM Investment Group, LLC (the “Sub-Adviser”), serves as a discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the current fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

CCM GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2024

As of the end of the current fiscal period, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan	Payable for Collateral Received*	Percentage of Net Assets of Securities on Loan
$265,124	$269,553	0.0%**

*	The cash collateral received was invested in the First American Money Market Government Obligations Fund as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
**	represents less than 0.05% of net assets.
The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Fund’s Statement of Operations. The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net") for the current fiscal period was $35,023.

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$868,358,582	$583,531,426

For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$661,218,231	$872,059,033

For the current fiscal period, short-term and long-term gains on in-kind transactions were as follows:

Short-Term	Long-Term
$18,661,206	$323,128,716

There were no purchases or sales of U.S. Government securities during the current fiscal period.

CCM GLOBAL EQUITY ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2024

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at November 30, 2024, were as follows:

Tax cost of Investments	$876,319,266
Gross tax unrealized appreciation	106,542,611
Gross tax unrealized depreciation	(15,844,250)
Net tax unrealized appreciation (depreciation)	$90,698,361
Undistributed ordinary income	1,612,642
Undistributed long-term gain	—
Total distributable earnings	1,612,642
Other accumulated gain (loss)	(10,374,151)
Total accumulated gain (loss)	$81,936,852
`

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the current fiscal period, the Fund did not defer any post-October capital or late-year losses.

At the end of the current fiscal period, the Fund had the following capital loss carryforwards that do not expire:

Unlimited Short-Term	Unlimited Long-Term
$(10,374,151)	$—

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the current fiscal period, was as follows:

Ordinary Income
$12,135,330

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the current fiscal period end, that materially impacted the amounts or disclosures in the Fund’s financial statements other than the below:

On January 22, 2025, the Sub-Adviser or its affiliates entered into an agreement (the “Transaction”) with Sequoia Financial Group, LLC, an Ohio limited liability company, (“SFG”) pursuant to which SFG will acquire substantially all of the assets of the Sub-Adviser, including the Sub-Adviser’s business managing the Fund. The Transaction is not expected to have any affect on the management, strategy, risks, fees, or expenses of the Fund. Effective upon the closing of the Transaction, which is expected to be on or about March 31, 2025, the Transaction will result in the termination of the Sub-Advisory Agreement. Prior to such date, the Trust anticipates soliciting shareholder approval of a new sub-advisory agreement with SFG to enable continuity in the management of the Fund. If shareholder approval has not been received as of the closing of the Transaction, the Trust may rely on an interim sub-advisory agreement with SFG with terms materially identical to the Sub-Advisory Agreement, other than identity of the sub-adviser and the interim sub-advisory agreement would only be effective for up to 150 days to allow additional time to obtain shareholder approval of a new sub-advisory agreement.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
CCM Global Equity ETF and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of CCM Global Equity ETF (the “Fund”), a series of EA Series Trust (the “Trust”), including the schedule of investments, as of November 30, 2024, the related statement of operations, the statement of changes in net assets and the financial highlights for the period January 17, 2024 (commencement of operations) to November 30, 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, and the results of its operations, the changes in its net assets and the financial highlights for the period stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2023.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024 by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
January 29, 2025

CCM GLOBAL EQUITY ETF
FEDERAL TAX INFORMATION (UNAUDITED)

For the current fiscal period, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income for the Fund was 74.29%.

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the current fiscal period, for the Fund was 52.19%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Fund was 0.00%.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 4 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	February 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	February 5, 2025

By (Signature and Title)	/s/ Sean R. Hegarty
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	February 5, 2025